BORROWINGS AND NOTES PAYABLE (Schedule of Changes in Debentures, Including Cash Flows From Financing Activities) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities		₪ 625	₪ 1,607
Notes payable, including current maturities		1,298	1,087
Interest payable		21	9
Borrowings		1,944	₪ 2,703
Cash flows from (used in) financing activities, net [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities		(982)
Notes payable, including current maturities		207
Interest payable		(165)
Borrowings		(940)
Non cash movements CPI adjustments and other finance costs [Member]
Disclosure of detailed information about borrowings [line items]
Notes payable, including current maturities		4
Interest payable		159
Borrowings		163
Change in estimated cash flows [Member]
Disclosure of detailed information about borrowings [line items]
Interest payable	[1]	18
Borrowings	[1]	₪ 18

[1]	See note 15(5) below and note 2(j)(3).